Fixed Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Fixed Assets
Fixed Assets

Note 5Fixed Assets

The components of fixed assets are summarized below:

	March 31,	December 31,
	2024	2023
Office equipment	$5,932	$3,335
Medical equipment	7,143	1,000
	13,075	4,335
Less accumulated depreciation	(1,296)	(678)
Fixed Assets, net	$11,779	$3,657

During the three months ended March 31, 2024, the Company purchased office and medical equipment with a useful life of 3 years. Depreciation expense totaling $618 and $47 was recorded during the three months ended March 31, 2024 and 2023, respectively.

Note 5 Fixed Assets

The components of fixed assets are summarized below:

	December 31,	December 31,
	2023	2022
Office equipment	$3,335	$—
Medical equipment	1,000	—
	4,335	—
Less accumulated depreciation	(678)	—
Fixed Assets, net	$3,657	$—

During the year ended December 31, 2023, the Company purchased medical equipment with a useful life of 3 years. Depreciation expense totaling $678 and $0 was recorded during the years ended December 31, 2023 and 2022, respectively.